Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP
Condensed Consolidated Statements of Income Information

For the year ended December 31, 2019	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$371	$79,711	$417	$(929)	$79,570	$32
Net income (loss) attributed to shareholders	5,602	5,963	(401)	(5,562)	5,602	(1)

For the year ended December 31, 2018	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$443	$38,994	$434	$(899)	$38,972	$62
Net income (loss) attributed to shareholders	4,800	5,076	(419)	(4,657)	4,800	22

Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP

Condensed Consolidated Statements of Financial Position
As at December 31, 2019	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$21	$378,496	$10	$–	$378,527	$6
Total other assets	57,474	87,774	3	(57,756)	87,495	1,088
Segregated funds net assets	–	343,108	–	–	343,108	–
Insurance contract liabilities	–	351,161	–	–	351,161	–
Investment contract liabilities	–	3,104	–	–	3,104	–
Segregated funds net liabilities	–	343,108	–	–	343,108	–
Total other liabilities	8,357	53,998	–	(704)	61,651	858

As at December 31, 2018	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$21	$353,632	$11	$–	$353,664	$ 11
Total other assets	54,346	83,523	3	(54,474)	83,398	1,059
Segregated funds net assets	–	313,209	–	–	313,209	–
Insurance contract liabilities	–	328,654	–	–	328,654	–
Investment contract liabilities	–	3,265	–	–	3,265	–
Segregated funds net liabilities	–	313,209	–	–	313,209	–
Total other liabilities	8,403	50,043	–	(454)	57,992	833

Schedule of Pledged Assets
The amounts pledged are as follows.

	2019		2018
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$4,257	$17	$3,655	$102
Regulatory requirements	433	67	412	84
Repurchase agreements	330	–	64	–
Non-registered retirement plans in trust	–	407	–	420
Other	3	331	3	301
Total	$5,023	$822	$4,134	$907